Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
SHORT-TERM INVESTMENTS - 93.5%
Money Market Funds - 93.5%
First American Government Obligations Fund - Class X, 4.14% (a)	5,220,429	$5,220,429
TOTAL SHORT-TERM INVESTMENTS (Cost $5,220,429)		5,220,429

Total Investments (Cost $5,220,429) - 93.5%		5,220,429
Other assets and liabilities, net - 6.5%		362,508
TOTAL NET ASSETS - 100.0%		$5,582,937

Percentages are stated as a percent of net assets.
(a) The rate shown is the seven day yield as of January 31, 2023.

Teucrium AiLA Long-Short Agriculture Strategy ETF
Consolidated Schedule of Open Futures Contracts
January 31, 2023 (Unaudited)
Description	Number of Contracts Purchased	Settlement Month	Notional Value	Unrealized Appreciation (Depreciation)
Long Contracts
Cotton No. 2 Futures (a)	5	July 2023	$218,650	$5,843
Cotton No. 2 Futures (a)	2	December 2023	85,470	4,442
Soybean Futures (a)	3	March 2023	230,700	5,643
Soybean Futures (a)	3	May 2023	229,538	4,131
Soybean Futures (a)	9	July 2023	683,438	6,770
Soybean Futures (a)	3	September 2023	209,925	(1,772)
Soybean Futures (a)	4	November 2023	272,600	37
Soybean Meal Futures (a)	3	March 2023	-	(10)
Soybean Meal Futures (a)	3	May 2023	-	(10)
Soybean Meal Futures (a)	3	July 2023	-	(20)
Soybean Meal Futures (a)	3	August 2023	-	(60)
Soybean Meal Futures (a)	1	September 2023	-	(33)
Soybean Meal Futures (a)	2	October 2023	-	(17)
Soybean Meal Futures (a)	2	December 2023	-	(7)
Soybean Meal Futures (a)	2	January 2024	-	(56)
Soybean Oil Futures (a)	2	March 2023	74,796	1,020
Soybean Oil Futures (a)	2	May 2023	74,988	996
Soybean Oil Futures (a)	2	July 2023	74,772	515
Soybean Oil Futures (a)	2	August 2023	74,244	503
Soybean Oil Futures (a)	2	September 2023	73,680	1,259
Soybean Oil Futures (a)	2	October 2023	73,128	1,223
Soybean Oil Futures (a)	3	December 2023	109,350	1,142
Soybean Oil Futures (a)	3	January 2024	108,972	1,220
Wheat Futures (a)	4	March 2023	152,250	3,589
Wheat Futures (a)	9	May 2023	346,725	9,070
Wheat Futures (a)	9	July 2023	347,063	6,833
Wheat Futures (a)	4	September 2023	155,550	2,615
Wheat Futures (a)	1	December 2023	-	(3)
Short Contracts
Sugar No. 11 Futures (a)	(2)	March 2023	(48,742)	(4,520)
Sugar No. 11 Futures (a)	(3)	May 2023	(68,678)	(6,394)
Sugar No. 11 Futures (a)	(2)	July 2023	(43,747)	(3,983)
Sugar No. 11 Futures (a)	(2)	October 2023	(43,030)	(4,028)
				$35,938
(a) All or a portion of this security is held by OAIA Cayman.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 Includes quoted prices in active markets for identical securities. Level 2 Includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 Includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of January 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Money Market Funds	$5,220,429	$-	$-	$5,220,429
Total Investments - Assets	$5,220,429	$-	$-	$5,220,429

Other Financial Instruments*
Open Futures Contracts	$35,938	$-	$-	$35,938

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as open futures contracts. Open futures contracts are reflected as the unrealized appreciation (depreciation) on the instrument.